CURRENT AND DEFERRED TAX (Narrative) (Details) - 12 months ended Dec. 31, 2023	USD ($)	CAD ($)	USD ($)
Disclosure Of Income Tax [Line Items]
Current tax expense (income)
Deferred tax expense (income)
No Expiration [Member]
Disclosure Of Income Tax [Line Items]
Tax losses			$ 54,073,838
Canadian [Member] | Expire Between Years 2037 And 2043 [Member]
Disclosure Of Income Tax [Line Items]
Tax losses		$ 47,421,866	35,855,033
U.S. [Member] | Expire In 2037 [Member]
Disclosure Of Income Tax [Line Items]
Tax losses			$ 886,475